Salaries and social contributions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Salaries and social contributions
Salaries payable		R$ 28,292	R$ 28,108
Social contribution payable	[1]	21,542	25,327
Provision for vacation pay		22,763	22,379
Provision for profit sharing	[2]	29,361	28,592
Total		R$ 101,958	R$ 104,406

[1]	Refers to the effect of social contribution over restricted share units' compensation plans issued. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
[2]	The provision for profit sharing is based on qualitative and quantitative metrics determined by the Board of Directors.